Non-controlling interests - by group (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Profit attributable to non-controlling interest	£ 45	£ 47	£ 78
Equity attributable to non-controlling interest	968	989
Dividends paid to non-controlling interest	45	44
Other non-controlling interests
Disclosure of classes of share capital [line items]
Profit attributable to non-controlling interest	0	3
Equity attributable to non-controlling interest	1	2
Dividends paid to non-controlling interest	0	0
– Preference shares | Barclays Bank PLC
Disclosure of classes of share capital [line items]
Profit attributable to non-controlling interest	31	27
Equity attributable to non-controlling interest	529	529
Dividends paid to non-controlling interest	31	27
– Upper Tier 2 instruments | Barclays Bank PLC
Disclosure of classes of share capital [line items]
Profit attributable to non-controlling interest	14	17
Equity attributable to non-controlling interest	438	458
Dividends paid to non-controlling interest	£ 14	£ 17